Goodwill and Other Intangible Assets (Expected Future Amortization Expense) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 270
2015	257
2016	250
2017	212
2018	199
Thereafter	2,739
Finite lived intangible assets, future amortization expense	$ 3,927